Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,004,676.39
Total Fee Amount	553.05
Total Offset Amount	0.00
Net Fee	$ 553.05
Offering Table N/A
Offset Table N/A	N/A